Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Income Statement [Abstract]
Revenues from proprietary products	$ 33,758	$ 24,061	$ 115,458
Revenues from distribution	3,978	6,649	27,061
Total revenues	37,736	30,710	142,519
Cost of revenues from proprietary products	17,620	13,224	63,342
Cost of revenues from distribution	3,365	5,647	23,687
Total cost of revenues	20,985	18,871	87,029
Gross profit	16,751	11,839	55,490
Research and development expenses	4,295	3,231	13,933
Selling and marketing expenses	4,631	3,922	16,193
General and administrative expenses	3,786	3,418	14,381
Other expenses		979	919
Operating income (loss)	4,039	289	10,064
Financial income	280	25	588
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	124	151	55
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(1,845)	(1,761)	(980)
Financial expenses	(159)	(500)	(1,298)
Income before tax on income	2,439	(1,796)	8,429
Taxes on income	74	13	145
Net Income (loss)	2,365	(1,809)	8,284
Other Comprehensive Income (loss):
Gain (loss) on cash flow hedges	(71)	(156)	(186)
Net amounts transferred to the statement of profit or loss for cash flow hedges	(57)	145	414
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	7	191	(73)
Total comprehensive income (loss)	$ 2,244	$ (1,629)	$ 8,439
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.04	$ (0.04)	$ 0.17
Diluted net earnings per share (in Dollars per share)	$ 0.04	$ (0.04)	$ 0.15